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                          SHERMAN & STERLING LLP (LOGO)
                              (CHINESE CHARACTERS)
 12TH FLOOR EAST TOWER | TWIN TOWERS | B-12 JIANGUOMENWAI DAJIE |
                                BEIJING | 100022
           WWW.SHEARMAN.COM | T +86.10.5922.8000 | F +86.10.6563.6000


RESIDENT PARTNERS
Lee Edwards
Alan D. Seem
Admitted in New York


alan.seem@shearman.com                                         December 31, 2007
Tel: (8610) 5922-8002
Fax: (8610) 6563-6002


Mr. Geoff Kruczek
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


                      Re: Solarfun Power Holdings Co., Ltd.

Dear Mr. Kruczek:

        We refer to the registration statement on Form F-1 (the "Registration Statement") of Solarfun Power Holdings Co., Ltd. ("Solarfun") filed with the Securities and Exchange Commission on November 27, 2007, as amended by Amendment No.1 on December 11, 2007. On behalf of Solarfun, we are transmitting herewith for filing on EDGAR with the Securities and Exchange Commission Solarfun's Amendment No. 2 to the Registration Statement ("Amendment No.2"), primarily to include the financial data of Solarfun for the nine months ended and as of September 30, 2007.

        Please let us know at your earliest convenience whether the Staff has any comments to Amendment No.2.

        If you have any questions regarding this filing, you may reach me by telephone at my office in Beijing, China at (8610) 5922-8002, on my cell phone at (86) 1391-012-7951 or my fax at (8610) 6563-6002.


                                                             Sincerely yours,

                                                             /s/ Alan Seem

                                                             Alan Seem


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cc: Yonghua Lu -- Chairman
    Hanfei Wang -- Chief Operating Officer
    Amy Jing Liu -- Chief Financial Officer
    Solarfun Power Holdings Co., Ltd.

    James C. Lin
    Davis Polk & Wardwell

    George Chan
    Ernst & Young Hua Ming